Fair Value Measurements, Carrying Amounts and Estimated Fair Values of Financial Instruments (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
ASSETS [Abstract]
Investment securities available for sale	$ 28,202	$ 30,486
Equity securities	713	0	[1]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
ASSETS [Abstract]
Cash and due from banks	13,804	5,409
Interest-earning deposits with banks	35,600	3,647
Certificates of deposit with banks	0	0
Federal Home Loan Bank stock	0	0
Investment securities available for sale	0	626
Equity securities	713
Net loans	0	0
Accrued interest receivable	0	0
LIABILITIES [Abstract]
Deposits	0	0
Capital lease obligation	0	0
Federal Home Loan Bank Advances	0	0
Long term subordinated debt	0	0
Accrued interest payable	0	0
Significant Other Observable Inputs (Level 2) [Member]
ASSETS [Abstract]
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Certificates of deposit with banks	1,479	1,519
Federal Home Loan Bank stock	1,050	1,341
Investment securities available for sale	28,202	30,486
Equity securities	0
Net loans	0	0
Accrued interest receivable	1,140	1,078
LIABILITIES [Abstract]
Deposits	382,953	330,672
Capital lease obligation	174	207
Federal Home Loan Bank Advances	15,991	23,495
Long term subordinated debt	9,411	9,619
Accrued interest payable	360	292
Significant Unobservable Inputs (Level 3) [Member]
ASSETS [Abstract]
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Certificates of deposit with banks	0	0
Federal Home Loan Bank stock	0	0
Investment securities available for sale	0	0
Equity securities	0
Net loans	361,857	345,370
Accrued interest receivable	0	0
LIABILITIES [Abstract]
Deposits	0	0
Capital lease obligation	0	0
Federal Home Loan Bank Advances	0	0
Long term subordinated debt	0	0
Accrued interest payable	0	0
Carrying Value [Member]
ASSETS [Abstract]
Cash and due from banks	13,804	5,409		$ 8,063
Interest-earning deposits with banks	35,600	3,647		18,086
Certificates of deposit with banks	1,498	1,498		1,498
Federal Home Loan Bank stock	1,050	1,341		942
Investment securities available for sale	28,202	31,112		27,063
Equity securities	713
Net loans	370,182	345,080		305,099
Accrued interest receivable	1,140	1,078		945
LIABILITIES [Abstract]
Deposits	393,279	340,653		318,665
Capital lease obligation	174	207		268
Federal Home Loan Bank Advances	16,100	23,600		14,100
Long term subordinated debt	9,713	9,676		9,605
Accrued interest payable	360	292		287
Fair Value [Member]
ASSETS [Abstract]
Cash and due from banks	13,804	5,409		8,063
Interest-earning deposits with banks	35,600	3,647		18,086
Certificates of deposit with banks	1,479	1,519		1,498
Federal Home Loan Bank stock	1,050	1,341		942
Investment securities available for sale	28,202	31,112		27,063
Equity securities	713
Net loans	361,857	345,370		305,714
Accrued interest receivable	1,140	1,078		945
LIABILITIES [Abstract]
Deposits	382,953	330,672		311,464
Capital lease obligation	174	207		268
Federal Home Loan Bank Advances	15,991	23,495		14,115
Long term subordinated debt	9,411	9,619		9,616
Accrued interest payable	$ 360	292		287
Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
ASSETS [Abstract]
Cash and due from banks		5,409		8,063
Interest-earning deposits with banks		3,647		18,086
Certificates of deposit with banks		0		0
Federal Home Loan Bank stock		0		0
Investment securities available for sale		626		1,112
Net loans		0		0
Accrued interest receivable		0		0
LIABILITIES [Abstract]
Deposits		0		0
Capital lease obligation		0		0
Federal Home Loan Bank Advances		0		0
Long term subordinated debt		0		0
Accrued interest payable		0		0
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
ASSETS [Abstract]
Cash and due from banks		0		0
Interest-earning deposits with banks		0		0
Certificates of deposit with banks		1,519		1,498
Federal Home Loan Bank stock		1,341		942
Investment securities available for sale		30,486		25,201
Net loans		0		0
Accrued interest receivable		1,078		945
LIABILITIES [Abstract]
Deposits		330,672		311,464
Capital lease obligation		207		268
Federal Home Loan Bank Advances		23,495		14,115
Long term subordinated debt		9,619		9,616
Accrued interest payable		292		287
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
ASSETS [Abstract]
Cash and due from banks		0		0
Interest-earning deposits with banks		0		0
Certificates of deposit with banks		0		0
Federal Home Loan Bank stock		0		0
Investment securities available for sale		0		750
Net loans		345,370		305,714
Accrued interest receivable		0		0
LIABILITIES [Abstract]
Deposits		0		0
Capital lease obligation		0		0
Federal Home Loan Bank Advances		0		0
Long term subordinated debt		0		0
Accrued interest payable		$ 0		$ 0

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.